Related party transactions	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Related party transactions	Related party transactionsKey management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the entity, directly or indirectly, including the Chief Executive Officer, Chief Financial Officer, Chief Operating Officer, Chief Technology Officer and equivalent and Directors.
Compensation expense for the Company’s key management personnel for the fiscal year ended December 31, 2020 and 2019 is as follows:

	2020	2019
	$	$
Salaries and benefits	2,443	2,057
Share-based compensation	562	1,995
	3,005	4,052